Note 3 - Securities	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 3 – SECURITIES

The amortized cost, unrealized gains and losses on securities, and fair value of securities as of December 31, 2021 and 2020 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2021	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$145,775	$5,494	$485	$150,784
Mortgage-backed	152,507	1,248	1,185	152,570
U.S. Government agencies	2,500	-	17	2,483
Other	1,805	-	-	1,805

Total	$302,587	$6,742	$1,687	$307,642

2020	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$93,406	$6,400	$1	$99,805
Mortgage-backed	90,712	2,904	5	93,611
Other	1,151	13	-	1,164

Total	$185,269	$9,317	$6	$194,580

The amortized cost and fair value of securities at December 31, 2021, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(in thousands)
	Amortized cost	Fair value

Due in one year or less	$1,414	$1,428
Due after one year through five years	7,684	7,908
Due after five years through ten years	25,019	25,972
Due after ten years	266,665	270,529
Other securities having no maturity date	1,805	1,805
Total	$302,587	$307,642

Securities with a carrying value of $34.0 million at December 31, 2021 and $33.6 million at December 31, 2020 were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2021 and 2020:

	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2021	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$485	$38,544	$-	$1,805	$485	$40,349
Mortgage-backed	1,095	101,651	90	-	1,185	101,651
U.S. Government agencies	17	2,483	-	-	17	2,483
Other	-	-	-	-	-	-
Total temporarily impaired securities	$1,597	$142,678	$90	$1,805	$1,687	$144,483

	Less than 12 months		12 months or more		Total
2020	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$1	$413	$-	$-	$1	$413
Mortgage-backed	5	2,203	-	-	5	2,203
Other	-	-	-	-	-	-
Total temporarily impaired securities	$6	$2,616	$-	$-	$6	$2,616

There were 114 securities in an unrealized loss position at December 31, 2021, 1 of which was in a continuous unrealized loss position for 12 months or more. There were 4 securities in an unrealized loss position at December 31, 2020, none of which were in a continuous unrealized loss position for 12 months or more.  Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer’s financial condition and prospects, the Corporation’s ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of December 31, 2021 were primarily the result of customary and expected fluctuations in the bond market. As a result, all security impairments as of December 31, 2021 are considered to be temporary.

Gross realized losses from sale of securities, including securities calls, amounted to $16,000 in 2021 with related income tax effect of $3,000.  There were no gross realized losses from sale of securities in 2020 or 2019.  Gross realized gains from sale of securities, including securities calls, amounted to $289,000 in 2020 and $4,000 in 2019, with the income tax provision applicable to such gains amounting to $61,000 in 2020,$1,000 in 2019. There were no gross realized gains from sale of securities in 2021.